Acquisitions (Details) (USD $)	12 Months Ended							6 Months Ended	2 Months Ended	4 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 20, 2012	Dec. 31, 2012		Jul. 02, 2014	Feb. 17, 2012	Apr. 27, 2012	Jul. 01, 2014
Equity Method Investments and Joint Ventures [Abstract]
Payments to Acquire Equity Method Investments	$ 482,000,000		$ 455,000,000			$ 2,651,000,000
Business Combination, Consideration Transferred [Abstract]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest					2.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	2,544,000,000	[1]	0	[1]		0	[1]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	1,120,000,000		646,000,000
Williams Partners [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	1,120,000,000		646,000,000
Access Midstream [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage			24.00%
Payments to Acquire Equity Method Investments					2,190,000,000
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value								4,600,000,000
Laser Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross									325,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									7,531,381
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable									441,000,000
Laser Acquisition [Member] | Williams Partners [Member]
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Assets held-for-sale									18,000,000
Other current assets									3,000,000
Property, plant and equipment									158,000,000
Goodwill									290,000,000
Intangible assets									318,000,000
Current liabilities									(21,000,000)
Other noncurrent liabilities									0
Identifiable net assets acquired									476,000,000
Total									766,000,000
Caiman Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross										1,720,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										11,779,296
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										603,000,000
Caiman Acquisition [Member] | Williams Partners [Member]
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired										100.00%
Business Combination, Acquisition Related Costs						16,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Assets held-for-sale										0
Other current assets										16,000,000
Property, plant and equipment										656,000,000
Goodwill										356,000,000
Intangible assets										1,393,000,000
Current liabilities										(94,000,000)
Other noncurrent liabilities										(3,000,000)
Identifiable net assets acquired										1,968,000,000
Total										2,324,000,000
Access Midstream Partners Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Payments to Acquire Businesses, Gross								5,995,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest								2.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	2,500,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life								30 years
Percentage Of Finite Lived Intangible Assets Impacted By Our Intent Or Ability To Renew Or Extend Arrangement											56.00%
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension								17 years
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Net Income (Loss)	622,000,000		356,000,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	781,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	165,000,000
Business Acquisition, Pro Forma Revenue	8,181,000,000		7,906,000,000
Access Midstream Partners Acquisition [Member] | Selling, General and Administrative Expenses [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Acquisition Related Costs	16,000,000
Access Midstream Partners Acquisition [Member] | Interest Expense [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Acquisition Related Costs	9,000,000
Access Midstream Partners Acquisition [Member] | Income Loss From Equity Method Investment [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Integration Related Costs	19,000,000
Access Midstream Partners Acquisition [Member] | Pro Forma [Member]
Business Combination, Consideration Transferred [Abstract]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years
Access Midstream Partners Acquisition [Member] | Williams Partners [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable											168,000,000
Other current assets											63,000,000
Investments											5,872,000,000
Property, plant and equipment											7,015,000,000
Goodwill											474,000,000
Intangible assets											9,009,000,000
Current liabilities											(408,000,000)
Debt											(4,052,000,000)
Other noncurrent liabilities											(9,000,000)
Business Combination, Goodwill [Abstract]
Business Acquisition, Goodwill, Expected Tax Deductible Amount											474,000,000
Access Midstream Partners Acquisition [Member] | Access Midstream Partners L.P. [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage											26.00%
Access Midstream Partners Acquisition [Member] | Access Midstream Partners L.P. [Member] | Williams Partners [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Noncontrolling interest											(6,544,000,000)
Access Midstream Partners Acquisition [Member] | ACMP's subsidiaries [Member] | Williams Partners [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Noncontrolling interest											(958,000,000)
General Partner [Member]
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	100.00%
General Partner [Member] | Access Midstream [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage					50.00%
General Partner [Member] | Access Midstream Partners Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired											50.00%
Limited Partner [Member] | Access Midstream Partners L.P. [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Ownership Percentage					24.00%
Business Combination, Consideration Transferred [Abstract]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage	50.00%

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)